COMBINED AND CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Revenues (including revenues from related parties of RMB4,543, RMB43,678 and RMB11,006 for the years ended December 31, 2018, 2019 and 2020, respectively)	¥ 635,910	¥ 579,650	¥ 421,024
Cost of revenues
Cost of revenues (including cost of revenues resulting from transactions with related parties of RMB9,504, RMB11,082 and RMB8,981 for the years ended December 31, 2018, 2019 and 2020, respectively)	(105,528)	(110,492)	(87,733)
Gross profit	530,382	469,158	333,291
Operating expenses:
Selling and marketing expenses (including selling and marketing expenses resulting from transactions with related parties of RMB4,320, RMB4,761 and RMB4,552 for the years ended December 31, 2018, 2019 and 2020, respectively)	(112,414)	(99,020)	(77,731)
General and administrative expenses (including general and administrative expenses resulting from transactions with related parties of RMB10,524, RMB9,383 and RMB2,088 for the years ended December 31, 2018, 2019 and 2020, respectively)	(85,700)	(77,773)	(66,993)
Bad debt expense (including bad debt expense resulting from transactions with a related party of nil, nil and RMB547,069 for the years ended December 31, 2018, 2019 and 2020, respectively)	(559,445)	(4,842)
Operating income (loss)	(227,177)	287,523	188,567
Interest income	1,625	2,200	664
Change in fair value of warrants	1,359	(1,152)
Investment income	9,294	714	4,842
Government grants	5,997	903	1,395
Income (loss) before income taxes	(208,902)	290,188	195,468
Income tax expenses	(109,454)	(44,737)	(30,048)
Net income (loss)	(318,356)	245,451	165,420
Less: net loss attributable to noncontrolling interests	(304)
Net income (loss) attributable to China Index Holdings Limited	(318,052)	245,451	165,420
Other comprehensive income (loss)
Foreign currency translation adjustments, net of nil income taxes	1,012	(7)	49
Unrealized holding gains on short-term investments, net of RMB726, RMB107 and nil income taxes for the years ended December 31, 2018, 2019 and 2020, respectively		607	4,116
Less: Reclassification adjustment for gains on short-term investments realized in net income, net of RMB726, RMB 107 and nil income taxes for the years ended December 31, 2018, 2019 and 2020, respectively		(607)	(4,116)
Total comprehensive income (loss)	(317,344)	245,444	165,469
Less: comprehensive loss attributable to noncontrolling interest holders	(304)
Comprehensive income (loss) attributable to China Index Holdings Limited	¥ (317,040)	¥ 245,444	¥ 165,469
Earnings (loss) per share for Class A and Class B ordinary shares
Basic	¥ (3.54)	¥ 2.74	¥ 1.85
Diluted	¥ (3.54)	¥ 2.74	¥ 1.85
Weighted average number of Class A and Class B ordinary shares and ordinary shares equivalents outstanding:
Basic	89,842,465	89,515,153	89,399,642
Diluted	89,842,465	89,545,710	89,399,642